Current and long-term debt - $157.5 million Sale and Leaseback (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) tanker	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 2,910,315,000	$ 2,767,193,000
Number of vessels repaid | tanker		2
$157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued				$ 157,500,000
Borrowings				$ 157,500,000	152,100,000
Sale leaseback transaction, term				7 years
Net debt to capitalization ratio				0.60
Consolidated tangible net worth				$ 1,000,000,000.0
Cumulative positive net income				25.00%
Net proceeds of equity issuance				50.00%
Minimum ratio for fair value of vessels				115.00%
$157.5 Million Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period				3 years
$157.5 Million Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period				7 years
$157.5 Million Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.00%
HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 14,200,000
Senior Secured Term Loan Facility - K-Sure Credit Facility, Repayment Two [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		13,600,000	$ 39,700,000
2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 59,200,000	30,000,000	92,700,000		196,000,000
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 25,800,000	$ 14,800,000	$ 33,500,000		$ 78,400,000
STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair, and STI Duchessa [Member] | MR [Member] | Vessels [member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker				6
Periodic payment per vessel				$ 500,000
STI Alexis [Member] | LR2 [Member] | Vessels [member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker				1
Periodic payment per vessel				$ 600,000
Consolidated Liquidity Requirement - Scenario One [Member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount				25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel				500,000
Consolidated liquidity requirement per each chartered-in vessel				$ 250,000